Employee Benefit Plans (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares
Options
Outstanding, shares	462,293	529,768	661,977	790,458
Vested, shares	83,333	116,667	136,011
Exercisable, shares	83,333	116,667	136,011
Forfeited or expired, shares	(67,475)	(132,209)	(128,481)
Restricted stock and restricted stock units
Non Vested, shares	382,380	693,389	709,710	701,731
Granted, shares	0	167,515	287,500
Vested, shares	(309,664)	(180,469)	(279,071)
Forfeited or expired, shares	(1,345)	(3,367)	(450)
Weighted average exercise price
Options
Outstanding	$ 17.9	$ 26.6	$ 28.2	$ 29.8
Weighted average remaining term
Options
Weighted average remaining term	2 years 3 months 1 day	2 years 11 months 16 days	3 years 4 months 10 days	3 years 9 months 18 days
Restricted stock and restricted stock units
Weighted average remaining term	1 year 8 months 19 days	2 years 3 months 25 days	3 years 1 month 10 days	3 years 1 month 2 days
Aggregate fair value
Options
Outstanding, value	$ 3,815	$ 5,014	$ 5,696	$ 7,539
Forfeited or expired, value	(1,199)	(682)	(1,843)
Restricted stock and restricted stock units
Non vested, value	2,453	5,329	6,490	$ 9,059
Granted, value	0	476	863
Vested, value	(2,858)	(1,595)	(3,425)
Forfeited or expired, value	$ (17)	$ (42)	$ (7)